CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
Schedule Of Convertible Notes
	December 31,	December 31,	December 31,
Lender	2022	2021	2020
Lifschultz Enterprise Company LLC	$1,695,053	$1,569,449	$1,499,026
Sidney B. Lifschultz 1992 Family Trust	612,146	566,786	541,353
David Lifschultz	1,510,368	1,398,450	1,335,699
Bruce Abbott	1,510,353	1,398,437	1,335,686
Totals	5,327,920	4,933,122	4,711,764
Current portion	(5,327,920)	(4,933,122)	-
Non-current portion	$-	$-	$4,711,764